Selling, general and administrative expenses - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Other long-term employee benefits	SFr 131.4	SFr 100.0
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	44.0	24.4
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	SFr 4.4	SFr 3.5